Federated Hermes Fund for U.S. Government Securities
Portfolio of Investments
December 31, 2021 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—92.9%
	Federal Home Loan Mortgage Corporation—26.3%
$ 3,676,932	2.000%, 3/1/2051	$ 3,672,811
3,741,807	2.000%, 4/1/2051	3,737,613
752,964	2.500%, 9/1/2034	781,684
1,985,368	2.500%, 11/1/2051	2,029,649
632,839	3.000%, 3/1/2032	665,860
834,976	3.000%, 2/1/2033	880,893
1,227,524	3.000%, 1/1/2043	1,298,845
390,863	3.000%, 10/1/2045	413,817
597,809	3.000%, 11/1/2045	632,543
467,426	3.000%, 10/1/2046	488,888
1,212,115	3.000%, 10/1/2046	1,282,919
706,167	3.000%, 11/1/2046	738,589
1,731,140	3.000%, 1/1/2047	1,809,542
1,744,704	3.000%, 2/1/2047	1,823,720
606,593	3.000%, 8/1/2049	628,615
2,906,935	3.000%, 8/1/2051	3,017,921
4,336,214	3.500%, 7/1/2042	4,666,964
2,523,304	3.500%, 9/1/2043	2,706,310
1,147,579	3.500%, 5/1/2046	1,236,547
1,100,611	3.500%, 10/1/2046	1,178,714
950,379	3.500%, 10/1/2046	1,010,694
433,507	3.500%, 11/1/2047	461,019
198,846	4.000%, 8/1/2025	208,942
2,364,956	4.000%, 12/1/2041	2,560,730
274,656	4.000%, 1/1/2042	297,393
712,842	4.000%, 9/1/2047	764,723
674,374	4.000%, 10/1/2047	729,399
321,943	4.000%, 11/1/2047	345,098
517,485	4.000%, 12/1/2047	554,704
356,290	4.000%, 2/1/2048	383,279
426,125	4.000%, 4/1/2048	456,173
389,525	4.000%, 6/1/2048	422,294
23,445	4.500%, 2/1/2024	24,155
73,392	4.500%, 6/1/2024	75,694
62,312	4.500%, 11/1/2039	68,451
236,166	4.500%, 4/1/2040	259,718
555,785	4.500%, 5/1/2040	611,807
348,314	4.500%, 5/1/2040	383,555
174,776	4.500%, 8/1/2040	192,295
431,210	4.500%, 9/1/2040	474,956
738,305	4.500%, 9/1/2040	813,208
810,942	4.500%, 9/1/2041	891,699
240,189	4.500%, 2/1/2048	263,132
274,658	5.000%, 1/1/2034	303,534
647,495	5.000%, 5/1/2034	716,391

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 60,495	5.000%, 2/1/2039	$ 67,783
198,161	5.000%, 3/1/2039	221,358
130,234	5.000%, 7/1/2039	145,608
371,678	5.000%, 9/1/2039	415,732
520,253	5.000%, 10/1/2039	581,949
1,700,011	5.500%, 5/1/2034	1,914,473
219,718	5.500%, 12/1/2035	250,052
122,127	5.500%, 5/1/2036	138,618
23,798	5.500%, 6/1/2036	27,229
422,821	5.500%, 6/1/2036	483,633
29,194	5.500%, 9/1/2037	33,407
17,682	6.000%, 2/1/2032	20,009
140,253	6.500%, 10/1/2037	167,453
18,150	6.500%, 4/1/2038	21,658
41,440	6.500%, 10/1/2038	49,553
4,472	6.500%, 10/1/2038	5,367
23,941	7.500%, 1/1/2027	26,550
2,362	7.500%, 12/1/2029	2,730
53,417	7.500%, 5/1/2030	59,769
17,333	7.500%, 1/1/2031	20,282
33,849	7.500%, 2/1/2031	39,582
	TOTAL	51,658,282
	Federal National Mortgage Association—42.4%
3,194,378	1.500%, 8/1/2035	3,210,723
1,625,314	2.000%, 1/1/2036	1,666,828
2,930,450	2.000%, 10/1/2050	2,928,081
3,429,077	2.000%, 11/1/2050	3,426,305
3,619,241	2.000%, 2/1/2051	3,616,316
1,841,086	2.000%, 3/1/2051	1,839,023
3,750,758	2.000%, 4/1/2051	3,746,554
2,828,725	2.000%, 4/1/2051	2,831,300
6,653,780	2.000%, 5/1/2051	6,646,322
606,823	2.500%, 2/1/2028	628,869
624,724	2.500%, 9/1/2034	648,552
786,964	2.500%, 9/1/2034	814,817
6,282,135	2.500%, 12/1/2050	6,416,852
792,751	3.000%, 10/1/2046	829,149
1,204,186	3.000%, 11/1/2046	1,259,475
1,664,059	3.000%, 11/1/2046	1,759,703
596,122	3.000%, 1/1/2047	623,120
885,012	3.000%, 1/1/2047	925,093
556,229	3.000%, 2/1/2047	590,981
799,300	3.000%, 7/1/2049	828,319
5,213,130	3.500%, 9/1/2042	5,622,172
2,787,387	3.500%, 12/1/2042	2,989,545
2,878,600	3.500%, 8/1/2046	3,078,333
442,697	3.500%, 8/1/2046	470,793
811,578	3.500%, 9/1/2046	864,707
1,510,693	3.500%, 10/1/2047	1,611,761
396,733	3.500%, 11/1/2047	421,074

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 940,924	3.500%, 1/1/2048	$ 1,016,591
2,294,439	4.000%, 12/1/2031	2,469,319
539,518	4.000%, 2/1/2041	584,371
1,406,943	4.000%, 12/1/2041	1,523,905
2,278,319	4.000%, 3/1/2042	2,476,888
1,082,416	4.000%, 4/1/2042	1,172,020
1,109,972	4.000%, 6/1/2044	1,200,122
209,107	4.000%, 9/1/2046	226,841
703,019	4.000%, 6/1/2047	764,072
468,003	4.000%, 11/1/2047	503,645
640,470	4.000%, 12/1/2047	694,709
430,738	4.000%, 1/1/2048	470,104
422,355	4.000%, 2/1/2048	452,468
446,005	4.000%, 2/1/2048	477,943
737,877	4.000%, 2/1/2048	790,601
248,039	4.000%, 2/1/2048	268,886
417,930	4.000%, 2/1/2048	449,589
137,143	4.000%, 3/1/2048	146,835
391,117	4.000%, 5/1/2048	418,208
138,907	4.000%, 6/1/2048	148,354
390,486	4.000%, 6/1/2048	417,289
425,498	4.500%, 10/1/2040	466,541
1,145,323	4.500%, 3/1/2041	1,255,800
34,045	4.500%, 6/1/2041	37,328
77,669	5.000%, 1/1/2024	80,045
716,626	5.000%, 7/1/2034	793,235
49,008	5.000%, 11/1/2035	54,566
270,490	5.000%, 1/1/2039	302,500
389,499	5.000%, 7/1/2039	435,546
42,225	5.000%, 10/1/2039	47,236
441,422	5.000%, 11/1/2039	494,732
182,144	5.000%, 12/1/2039	203,825
43,591	5.000%, 1/1/2040	48,791
354,567	5.500%, 9/1/2034	401,264
7,609	6.000%, 10/1/2028	8,428
5,274	6.000%, 11/1/2028	5,850
365	6.000%, 12/1/2028	403
5,698	6.000%, 12/1/2028	6,019
13,904	6.000%, 12/1/2028	15,347
7,143	6.000%, 12/1/2028	7,878
5,051	6.000%, 12/1/2028	5,566
922	6.000%, 1/1/2029	1,005
5,349	6.000%, 1/1/2029	5,904
1,311	6.000%, 1/1/2029	1,437
305	6.000%, 1/1/2029	335
12,248	6.000%, 1/1/2029	13,475
428	6.000%, 3/1/2029	474
469	6.000%, 3/1/2029	521
27,595	6.000%, 5/1/2029	30,485
23,170	6.000%, 5/1/2029	25,597

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 351	6.000%, 11/1/2029	$ 387
20,384	6.000%, 11/1/2029	22,515
3,742	6.000%, 4/1/2031	4,213
326,608	6.000%, 11/1/2034	374,753
21,657	6.000%, 5/1/2036	25,062
21,096	6.000%, 6/1/2036	24,464
35,941	6.000%, 7/1/2036	41,704
92,125	6.000%, 9/1/2037	107,001
133,207	6.000%, 2/1/2038	155,179
60,710	6.000%, 4/1/2038	70,804
22,144	6.500%, 5/1/2031	25,272
25,987	6.500%, 4/1/2032	30,141
114,773	6.500%, 9/1/2036	136,311
337,916	6.500%, 8/1/2037	401,454
29,587	7.000%, 8/1/2028	33,378
23,970	7.000%, 10/1/2028	27,008
17,709	7.000%, 6/1/2029	20,259
174	7.000%, 11/1/2031	204
5,418	7.000%, 11/1/2031	6,390
45,825	7.000%, 12/1/2031	53,598
3,868	7.000%, 12/1/2031	4,540
781	7.000%, 1/1/2032	914
871	7.500%, 1/1/2030	1,008
	TOTAL	83,284,219
	Government National Mortgage Association—1.7%
1,930,896	3.500%, 2/20/2048	2,055,354
119,554	5.000%, 11/20/2038	132,446
42,359	5.000%, 12/20/2038	46,933
82,322	5.000%, 5/20/2039	91,282
294,790	5.000%, 8/20/2039	327,058
130,184	5.000%, 9/20/2039	144,459
138,293	5.500%, 12/20/2038	156,607
111,780	6.000%, 9/20/2038	128,239
8,631	7.500%, 12/15/2023	8,954
7,245	7.500%, 1/15/2026	7,911
6,098	7.500%, 2/15/2026	6,667
113,689	7.500%, 2/15/2028	127,136
542	7.500%, 7/15/2029	618
564	7.500%, 7/15/2029	643
131	7.500%, 7/15/2029	133
420	7.500%, 9/15/2029	476
2,364	7.500%, 9/15/2029	2,678
1,539	7.500%, 10/15/2029	1,698
8,759	7.500%, 10/15/2029	9,965
3,660	7.500%, 10/15/2029	4,126
4,771	7.500%, 10/15/2029	5,460
46,973	7.500%, 6/15/2030	54,084
20,130	7.500%, 6/15/2030	22,581
35,564	7.500%, 7/15/2030	40,948

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 64,632		8.250%, 10/15/2030	$ 75,325
		TOTAL	3,451,781
	[1]	Uniform Mortgage-Backed Securities, TBA—22.5%
6,000,000		2.000%, 1/1/2036	6,149,205
11,000,000		2.000%, 1/1/2052	10,973,532
21,500,000		2.500%, 1/1/2052	21,953,525
5,000,000		2.500%, 1/20/2052	5,125,173
		TOTAL	44,201,435
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $177,133,003)	182,595,717
		ASSET-BACKED SECURITIES—2.6%
		Auto Receivables—0.9%
44,520		Santander Drive Auto Receivables Trust 2020-1, Class A3, 2.030%, 2/15/2024	44,584
930,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	944,165
900,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	905,124
		TOTAL	1,893,873
		Student Loans—1.7%
1,187,518		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,184,173
838,338		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	837,496
1,254,550	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.210% (1-month USLIBOR +1.100%), 7/15/2053	1,267,152
		TOTAL	3,288,821
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,114,525)	5,182,694
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
		Government National Mortgage Association—1.0%
1,067,965	[2]	REMIC, Series 2013-158, Class AB, 3.055% (1-month USLIBOR +0.000%), 8/16/2053	1,094,242
826,855		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	845,497
		TOTAL	1,939,739
		Non-Agency Mortgage-Backed Securities—0.2%
129,058		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	46,831
239,251		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	239,464
36,920	[3]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	13,557
		TOTAL	299,852
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,348,483)	2,239,591
		INVESTMENT COMPANY—25.7%
50,528,181		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4] (IDENTIFIED COST $50,528,181)	50,528,181
		TOTAL INVESTMENT IN SECURITIES—122.4% (IDENTIFIED COST $235,124,192)	240,546,183
		OTHER ASSETS AND LIABILITIES - NET—(22.4)%[5]	(44,060,613)
		TOTAL NET ASSETS—100%	$196,485,570
At December 31, 2021, the Fund had no outstanding future contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $2,005,481. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 3/31/2021	$68,558,463
Purchases at Cost	$52,191,581
Proceeds from Sales	$(70,221,863)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 12/31/2021	$50,528,181
Shares Held as of 12/31/2021	50,528,181
Dividend Income	$9,951
The Fund invests in Federated Hermes Government Obligations Fund (GOF), a diversified portfolio of Federated Hermes Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of GOF is to provide current income consistent with stability of principal. GOF operates as a government money market fund. As a government money market fund, GOF: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act. Income distributions from GOF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of GOF, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At December 31, 2021, GOF represents 25.7% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of GOF. A copy of GOF’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Non-income-producing security.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions as of December 31, 2021.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$182,595,717	$—	$182,595,717
Asset-Backed Securities	—	5,182,694	—	5,182,694
Collateralized Mortgage Obligations	—	2,239,591	—	2,239,591
Investment Company	50,528,181	—	—	50,528,181
TOTAL SECURITIES	$50,528,181	$190,018,002	$—	$240,546,183

The following acronym(s) are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit